IMPAIRMENT OF LONG-LIVED ASSETS - Impairment recognized in Balance sheet, by operating segment (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 7,169,826	R$ 7,203,496
Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	6,847,099	6,920,858
Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	322,727	282,638
Generation
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	6,853,538	7,155,052	R$ 13,823,945	R$ 12,200,816
Generation | Fixed Assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	6,847,099	6,920,858
Generation | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	6,439	234,194
Administration
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	316,288	48,444
Administration | Intangible assets, Net
RECOVERABLE VALUE OF LONG-TERM ASSETS
Impairment Loss recognized	R$ 316,288	R$ 48,444